Employee Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Compensation And Retirement Disclosure [Abstract]
Severance expenses	$ 22,326	$ 24,611	$ 28,054
Excess percentage of net actuarial gain (loss)	The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.